SHARE CAPITAL (Summary of Nonvested Options) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options
Non-vested at beginning of year	36,471
Granted	152,949		196,470
Vested (including cancelled and exercised)	(36,471)
Canceled and forfeited	(26,475)
Non-vested at end of year	126,474	36,471
Weighted-average grant-date fair value
Non-vested at beginning of year	$ 0.21
Granted	$ 1.09		$ 0.21
Vested (including cancelled and exercised)	$ 0.21
Canceled and forfeited	$ 1.43
Non-vested at end of period	$ 1.09	$ 0.21